Accounting policies - Measurement of FA and FL and recognition of FV changes - Levels 2 and 3 FV Liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Financial liabilities	$ 1,644,023	$ 1,299,114
Fair value
Financial instruments
Financial liabilities	532,068	434,848
Fair value | Level 2
Financial instruments
Financial liabilities	516,240	433,733
Fair value | Level 3
Financial instruments
Financial liabilities	490	791
Fair value | Level 2 and 3
Financial instruments
Financial liabilities	516,730	434,524
Trading derivative liabilities | Fair value | Level 3
Financial instruments
Financial liabilities	490	791	$ 155
Customer deposits
Financial instruments
Financial liabilities	872,493	759,271
Marketable debt securities
Financial instruments
Financial liabilities	132,117	114,457
Financial liabilities at fair value through profit or loss | Fair value
Financial instruments
Financial liabilities	301,476	153,600
Financial liabilities at fair value through profit or loss | Fair value | Level 2
Financial instruments
Financial liabilities	285,648	152,485
Financial liabilities at fair value through profit or loss | Fair value | Level 3
Financial instruments
Financial liabilities	490	791
Financial liabilities at fair value through profit or loss | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	286,138	153,276
Financial liabilities at fair value through profit or loss | Interest rate options | Fair value | Level 2
Financial instruments
Financial liabilities	306	467
Financial liabilities at fair value through profit or loss | Interest rate options | Fair value | Level 3
Financial instruments
Financial liabilities		8
Financial liabilities at fair value through profit or loss | Interest rate options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	306	475
Financial liabilities at fair value through profit or loss | Market index options | Fair value | Level 2
Financial instruments
Financial liabilities	648	81
Financial liabilities at fair value through profit or loss | Market index options | Fair value | Level 3
Financial instruments
Financial liabilities		60
Financial liabilities at fair value through profit or loss | Market index options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	648	141
Financial liabilities at fair value through profit or loss | Market index options, European options | Fair value | Level 2
Financial instruments
Financial liabilities	555	1
Financial liabilities at fair value through profit or loss | Market index options, European options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	555	1
Financial liabilities at fair value through profit or loss | Market index options, Auto callable | Fair value | Level 2
Financial instruments
Financial liabilities	4
Financial liabilities at fair value through profit or loss | Market index options, Auto callable | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	4
Financial liabilities at fair value through profit or loss | Market index options, Quanto options | Fair value | Level 2
Financial instruments
Financial liabilities	89	80
Financial liabilities at fair value through profit or loss | Market index options, Quanto options | Fair value | Level 3
Financial instruments
Financial liabilities		60
Financial liabilities at fair value through profit or loss | Market index options, Quanto options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	89	140
Financial liabilities at fair value through profit or loss | Exchange rate options | Fair value | Level 2
Financial instruments
Financial liabilities	2,766	1,548
Financial liabilities at fair value through profit or loss | Exchange rate options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	2,766	1,548
Financial liabilities at fair value through profit or loss | Exchange rate options, European barrier | Fair value | Level 2
Financial instruments
Financial liabilities	5	4
Financial liabilities at fair value through profit or loss | Exchange rate options, European barrier | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	5	4
Financial liabilities at fair value through profit or loss | Exchange rate options, European options | Fair value | Level 2
Financial instruments
Financial liabilities	2,761	1,344
Financial liabilities at fair value through profit or loss | Exchange rate options, European options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	2,761	1,344
Financial liabilities at fair value through profit or loss | Exchange rate options, American Barrier and Touch options | Fair value | Level 2
Financial instruments
Financial liabilities		200
Financial liabilities at fair value through profit or loss | Exchange rate options, American Barrier and Touch options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities		200
Financial liabilities at fair value through profit or loss | Swaps | Fair value | Level 2
Financial instruments
Financial liabilities	273,805	134,627
Financial liabilities at fair value through profit or loss | Swaps | Fair value | Level 3
Financial instruments
Financial liabilities	490	723
Financial liabilities at fair value through profit or loss | Swaps | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	274,295	135,350
Financial liabilities at fair value through profit or loss | Index and securities futures | Fair value | Level 2
Financial instruments
Financial liabilities	33	18
Financial liabilities at fair value through profit or loss | Index and securities futures | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	33	18
Financial liabilities at fair value through profit or loss | Exchange rate futures | Fair value | Level 2
Financial instruments
Financial liabilities	8,063	6,625
Financial liabilities at fair value through profit or loss | Exchange rate futures | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	8,063	6,625
Financial liabilities at fair value through profit or loss | Short positions | Fair value | Level 2
Financial instruments
Financial liabilities	27	9,119
Financial liabilities at fair value through profit or loss | Short positions | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	27	9,119
Financial liabilities at fair value through profit or loss | Marketable debt securities
Financial instruments
Financial liabilities	1,363	3,246	$ 4,750
Other financial liabilities at fair value through profit or loss | Fair value
Financial instruments
Financial liabilities	211,514	273,725
Other financial liabilities at fair value through profit or loss | Fair value | Level 2
Financial instruments
Financial liabilities	211,514	273,725
Other financial liabilities at fair value through profit or loss | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	211,514	273,725
Other financial liabilities at fair value through profit or loss | Deposits - Central banks | Fair value | Level 2
Financial instruments
Financial liabilities	24,936	111,574
Other financial liabilities at fair value through profit or loss | Deposits - Central banks | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	24,936	111,574
Other financial liabilities at fair value through profit or loss | Deposits - Credit institutions | Fair value | Level 2
Financial instruments
Financial liabilities	54,922	29,689
Other financial liabilities at fair value through profit or loss | Deposits - Credit institutions | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	54,922	29,689
Other financial liabilities at fair value through profit or loss | Customer deposits - Repurchase agreements | Fair value | Level 2
Financial instruments
Financial liabilities	130,293	129,216
Other financial liabilities at fair value through profit or loss | Customer deposits - Repurchase agreements | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	130,293	129,216
Other financial liabilities at fair value through profit or loss | Marketable debt securities | Fair value | Level 2
Financial instruments
Financial liabilities	1,363	3,246
Other financial liabilities at fair value through profit or loss | Marketable debt securities | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	1,363	3,246
Hedging derivatives category | Fair value
Financial instruments
Financial liabilities	19,078	7,523
Hedging derivatives category | Fair value | Level 2
Financial instruments
Financial liabilities	19,078	7,523
Hedging derivatives category | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	19,078	7,523
Hedging derivatives category | Swaps | Fair value | Level 2
Financial instruments
Financial liabilities	18,509	7,114
Hedging derivatives category | Swaps | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	18,509	7,114
Hedging derivatives category | Exchange rate forwards | Fair value | Level 2
Financial instruments
Financial liabilities	569	409
Hedging derivatives category | Exchange rate forwards | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	$ 569	$ 409